Restatement of Previously Issued Consolidated Financial Statements	6 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
2.	RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

In preparation of the financial statements for the half years ended December 31, 2024 and 2023 management used standard Black Scholes methodology for valuation of the warrants issued to Polar as of the date of the merger on February, 27, 2024 and to Empery on June 17, 2024, and, as of June 30, 2024 and December 31, 2024, used the observable trading price of the Company as of these dates for input in the model.

However, it was subsequently determined that prior to the end of the lock period on February 27, 2025 for the shares issued upon the merger as of February 27, 2024, the observable trading price of the Company’s shares did not represent the appropriate input into the valuation model without adjustment for the impact of the lock up. Upon discovering this anomaly, management considered it necessary to revisit the inputs used in the valuation of the above-mentioned warrants and update them to reflect non-observable inputs in accordance with IFRS 13 Fair Value Measurement, paragraph 87.

Additionally, the Company omitted disclosure of the aggregate difference between the transaction price and fair value estimate yet to be recognized in profit or loss in accordance with IFRS 7, Financial Instruments: Disclosures, and incorrectly disclosed the estimated the fair value of Empery PIPE Warrants at the issuance date and year end using a Black-Scholes option pricing model in accordance with IFRS 13, Fair Value Measurement, when management actually used the Monte Carlo simulation model.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated and reissued to reflect correct amounts based on the adjusted warrant valuations and to include omitted and amended disclosures.

Impact of the Restatement

Condensed Statement of Comprehensive Income for the half year ended 31 December 2024

	As Previously Reported	Adjustment	As Restated
Loss on fair value of warrants	6,148,162	(4,558,000)	1,590,162
Loss before income tax	(14,378,454)	(4,558,000)	(18,936,454)
Loss after tax	(14,378,454)	(4,558,000)	(18,936,454)
Total loss for the year	(14,378,454)	(4,558,000)	(18,936,454)
Loss per share for the year	0.16	0.05	0.21
Basic loss per share	0.16	0.05	0.21

Condensed Statement of Financial Position as of December 31, 2024

	As Previously Reported	Adjustment	As Restated
Warrants liability	39,758,952	(3,485,050)	36,273,902
Total current liabilities	57,699,311	(3,485,050)	54,214,261
Total liabilities	72,717,262	(3,485,050)	69,232,212
Net assets	73,614,406	3,485,000	77,099,456
Accumulated deficit	(171,106,936)	3,485,000	(167,621,886)
Total equity	73,614,406)	3,485,000	77,099,456

See Note 21, Note 28, Note 31 and Note 34 to the consolidated financial statements for corrected amounts and updated disclosures.